Ivy Funds

Supplement dated July 16, 2014 to the

Ivy Funds Statement of Additional Information

dated July 31, 2013

and as supplemented October 3, 2013, November 21, 2013, November 25, 2013, January 2, 2014,

February 11, 2014, February 24, 2014 and March 17, 2014

All references and information related to William Nelson are deleted in their entirety.

The following is added to the “Portfolio Managers – Portfolio Managers employed by IICO” section that begins on page 102:

The following table provides information relating to Chad A. Gunther as of June 30, 2014:

Chad A. Gunther — Ivy High Income Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees***	0	0	0
Assets Managed (in millions)**	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)***	$0	$0	$0

*	Mr. Gunther assumed investment management responsibilities for Ivy High Income Fund effective July 9, 2014.

**	This data does not include Ivy High Income Fund, since Mr. Gunther was not the portfolio manager of Ivy High Income Fund on June 30, 2014.

***	This data does not include Accounts Managed with Performance-Based Advisory Fees, since Mr. Gunther was not the portfolio manager of any of these accounts on June 30, 2014.

The following is added to the two charts in the “Portfolio Managers – Portfolio Managers employed by IICO – Ownership of Securities” section on pages 108 and 109, respectively:

As of June 30, 2014, the dollar range of shares beneficially owned by the portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Chad A. Gunther	Ivy High Income[1]	$0	$0	$100,001 to $500,000

[1]	Mr. Gunther assumed investment management responsibilities for Ivy High Income Fund effective July 9, 2014.

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by the portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Chad A. Gunther	Ivy High Income[2]	$50,001 to $100,000	$50,001 to $100,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Mr. Gunther assumed investment management responsibilities for Ivy High Income Fund effective July 9, 2014.

Supplement	Statement of Additional Information	1